SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (1,280,661)	$ (2,343,238)	$ (6,456,883)
Adjustments to reconcile net loss to cash used in operating activities:
Net cash used in operating activities	(728,066)	(2,310,183)	(5,273,756)
Net decrease in cash and cash equivalents and restricted cash	(356,029)	(1,819,296)	(4,819,980)
Cash and cash equivalents at beginning of year	399,050	2,218,346	7,038,326
Cash and cash equivalents and restricted cash at end of year	43,021	399,050	2,218,346
Parent [Member]
Cash flows from operating activities
Net loss	(1,280,661)	(2,343,238)	(6,456,883)
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss of subsidiary	1,280,661	2,343,238	6,456,883
Net cash used in operating activities
Net decrease in cash and cash equivalents and restricted cash
Cash and cash equivalents at beginning of year
Cash and cash equivalents and restricted cash at end of year